NOTE 1 - ORGANIZATION, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Land, Buildings, Equipment and Leasehold Improvements: Property, Plant and Equipment (Details)	Dec. 31, 2022
Leasehold Improvements | Minimum
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements | Maximum
Property, Plant and Equipment, Useful Life	10 years
Office Equipment | Minimum
Property, Plant and Equipment, Useful Life	3 years
Office Equipment | Maximum
Property, Plant and Equipment, Useful Life	7 years
Equipment | Minimum
Property, Plant and Equipment, Useful Life	5 years
Equipment | Maximum
Property, Plant and Equipment, Useful Life	10 years